Offerings	Jul. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	9,500,000
Proposed Maximum Offering Price per Unit	16.435
Maximum Aggregate Offering Price	$ 156,132,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 23,903.89
Offering Note	Calculated in accordance with Rule 457(c) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). As of the date hereof, 8,232,711 shares offered under the registrant’s prospectus supplement, dated February 13, 2025, filed with the Securities and Exchange Commission on February 13, 2025 (Registration No. 333-278327) remain unsold (the “Unsold Shares”). A registration fee for the Unsold Shares was paid when such shares were initially registered on the Registrant’s prospectus supplement dated February 13, 2025 to the Registration Statement on Form S-3 (Registration Statement No. 333-278327) filed by the Registrant on March 28, 2024 under the Securities Act. Pursuant to Rule 415(a)(6) under the Securities Act, the Unsold Shares are included on and offered, in addition to the 9,500,000 shares registered hereby, under this prospectus supplement (Registration No. 333-278327). Accordingly, no filing fee is due for the Unsold Shares.
(2)Calculated pursuant to Rule 457(c) and Rule 457(r) under the Securities Act, based upon the average of the high and low price per share of the common stock of the registrant as reported on the New York Stock Exchange on July 21, 2025.
Calculated in accordance with Rule 457(c) and Rule 457(r) under the Securities Act, based upon the average of the high and low price per share of the common stock of the Registrant as reported on the New York Stock Exchange on February 7, 2025.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	8,232,711
Proposed Maximum Offering Price per Unit	18.805
Maximum Aggregate Offering Price	$ 154,816,130.36
Carry Forward Form Type	S-3
Carry Forward File Number	333-278327
Carry Forward Initial Effective Date	Mar. 28, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 23,702.35